Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

Megan H. Koehler

November 29, 2024

Via EDGAR correspondence and E-Mail

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Post-Effective Amendment (“PEA”) No. 155 and Amendment No. 172

Ladies and Gentlemen:

Electronically transmitted herewith for filing via EDGAR on behalf of the Trust, pursuant to rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, are PEA No. 155 and Amendment No. 172 to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”), which are expected to be effective February 1, 2025 and relate to the following series of the Trust and the classes thereof: Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Small/Mid Cap Core Fund, Thornburg Small/Mid Cap Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Emerging Markets Managed Account Fund, and Thornburg Municipal Managed Account Fund (each a “Fund” and collectively, the “Funds”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purposes of this filing are to: (1) update certain disclosures in the Funds’ prospectuses and statements of additional information in connection with the annual update, and (2) update other required data disclosures. Please contact me or Daniel April with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

Enclosures

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901